RELATED PARTY TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	$ 907	¥ 6,159	¥ 2,318
Amounts due to related parties	$ 718	4,876	1,971
Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties		129
Shandong Shichuang Software Engineering Company Limited | Senior employee
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties		2,417	1,845
Beijing QC Technology Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		5,029	2,028
Amounts due to related parties		1,328	126
URSUS Information Technology (Beijing) Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		201	202
Beijing HJRT Technology Company, Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		154	¥ 88
Jinan QCY Intelligent Technology Co., Ltd | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		775
Amounts due to related parties		¥ 1,002